Statement of stockholders' equity - USD ($)	Total	Technology and License Agreement [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Initial Public Offering [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Initial Public Offering [Member]	Common Stock [Member]	Common Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Technology and License Agreement [Member]	Common Stock [Member] Series A Preferred Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Series B Preferred Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Technology and License Agreement [Member]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] Initial Public Offering [Member]	Accumulated Deficit [Member]	Preferred Units [Member] Series A Preferred Stock [Member]	Common Units [Member]
Beginning Balance at Dec. 31, 2013	$ 3,368,788															$ (57,277,797)	$ 10,000,000	$ 50,646,585
Beginning Balance (in shares) at Dec. 31, 2013																	5,000,000	30,870,000
Issuance of preferred units	72,437,203				$ 72,437,203
Issuance of preferred units (in shares)					45,186,334
Issuance of common stock, net of issuance costs		$ 750,000							$ 200				$ 749,800
Issuance of restricted common units																		1,040,667
Issuance of common stock, net of issuance costs (in shares)									200,000
Conversion from LLC to C corporation			$ 10,000,000				$ 6,090					$ 50,640,495					$ (10,000,000)	$ (50,646,585)
Conversion from LLC to C corporation, shares			5,000,000				6,090,317										(5,000,000)	(31,910,667)
Stock-based compensation expense	2,974,538											2,974,538
Net loss	(24,324,809)															(24,324,809)
Ending Balance at Dec. 31, 2014	55,205,720		$ 10,000,000		$ 72,437,203		$ 6,290					54,364,833				(81,602,606)
Ending Balance (in shares) at Dec. 31, 2014			5,000,000		45,186,334		6,290,317
Conversion of preferred stock and dividends to common stock upon initial public offering				$ (10,000,000)		$ (72,437,203)		$ 1,016			$ 9,184			$ 9,998,984	$ 72,428,019
Conversion of preferred stock and dividends to common stock upon initial public offering (in shares)				(5,000,000)		(45,186,334)		1,016,219		9,183,831
Issuance of common stock, net of issuance costs	168,892,493						$ 8,050					168,884,443
Issuance of common stock, net of issuance costs (in shares)							8,050,000
Issuance of common stock for services	193,909						$ 4					193,905
Issuance of common stock for services (in shares)							3,556
Exercise of stock options	$ 92,924						$ 26					92,898
Exercise of stock options (in shares)	25,996						25,996
Stock-based compensation expense	$ 8,285,369											8,285,369
Net loss	(40,970,909)															(40,970,909)
Ending Balance at Sep. 30, 2015	$ 191,699,506		$ 0		$ 0		$ 24,570					$ 314,248,451				$ (122,573,515)
Ending Balance (in shares) at Sep. 30, 2015			0		0		24,569,919